UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011
                                                ------------------------
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Alden Global Capital Limited
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Address:   885 Third Avenue, 34th Floor
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           New York, New York 10022
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Form 13F File Number:  028-14287
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   David Zales
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Title:  General Counsel & Chief Compliance Officer
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Phone:  212.888.7219
        ---------------------------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ David Zales                    New York, New York          November 14, 2011
---------------------------------  -------------------------   -----------------
[Signature]                        [City, State]                      [Date]

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Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              34

Form 13F Information Table Value Total:  $      248,938
                                         --------------
                                           (thousands)


List of Other Included Managers:  NONE


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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
AMERICAN AXLE & MFG HLDGS IN COM              024061103    3,444    451,400 SH       SOLE                   451,400      0    0
BANK OF AMERICA CORPORATION  COM              060505104      558     91,220 SH       SOLE                    91,220      0    0
BUILD A BEAR WORKSHOP        COM              120076104    3,685    722,635 SH       SOLE                   722,635      0    0
CHRISTOPHER & BANKS CORP     COM              171046105    1,797    508,965 SH       SOLE                   508,965      0    0
CUMULUS MEDIA INC            CL A             231082108    3,796  1,336,794 SH       SOLE                 1,336,794      0    0
DESTINATION MATERNITY CORP   COM              25065D100    1,024     79,600 SH       SOLE                    79,600      0    0
DEX ONE CORP                 COM              25212W100      680  1,213,553 SH       SOLE                 1,213,553      0    0
EMMIS COMMUNICATIONS CORP    PFD CV SER A     291525202   13,488  1,035,925 SH       SOLE                 1,035,925      0    0
ENTERCOM COMMUNICATIONS CORP CL A             293639100    4,379    834,117 SH       SOLE                   834,117      0    0
EXTERRAN HLDGS INC           COM              30225X103    3,524    362,600 SH       SOLE                   362,600      0    0
FERRO CORP                   COM              315405100    2,183    355,000 SH       SOLE                   355,000      0    0
FINISH LINE INC              CL A             317923100   13,625    681,600 SH       SOLE                   681,600      0    0
FORD MTR CO DEL              *W EXP 01/01/201 345370134   32,245 14,590,300 SH       SOLE                14,590,300      0    0
GANNETT INC                  COM              364730101   88,397  9,275,613 SH       SOLE                 9,275,613      0    0
HAWAIIAN TELCOM HOLDCO INC   COM              420031106    5,017    359,893 SH       SOLE                   359,893      0    0
ISTAR FINL INC               COM              45031U101   12,804  2,200,000 SH       SOLE                 2,200,000      0    0
JOURNAL COMMUNICATIONS INC   CL A             481130102       44     14,850 SH       SOLE                    14,850      0    0
LIN TV CORP                  CL A             532774106    1,592    730,394 SH       SOLE                   730,394      0    0
MANITOWOC INC                COM              563571108    3,241    483,000 SH       SOLE                   483,000      0    0
MCCLATCHY CO                 CL A             579489105    1,742  1,300,000 SH       SOLE                 1,300,000      0    0
MERITOR INC                  COM              59001K100    3,318    470,000 SH       SOLE                   470,000      0    0
MORTONS RESTAURANT GRP INC N COM              619430101      513    107,400 SH       SOLE                   107,400      0    0
NEW YORK TIMES CO            CL A             650111107    3,394    584,100 SH       SOLE                   584,100      0    0
NEXSTAR BROADCASTING GROUP I CL A             65336K103    4,839    732,050 SH       SOLE                   732,050      0    0
OFFICE DEPOT INC             COM              676220106    3,296  1,600,000 SH       SOLE                 1,600,000      0    0
POWER ONE INC NEW            COM              73930R102    3,362    747,000 SH       SOLE                   747,000      0    0
SALEM COMMUNICATIONS CORP DE CL A             794093104    1,347    598,613 SH       SOLE                   598,613      0    0
SINCLAIR BROADCAST GROUP INC CL A             829226109    9,321  1,300,000 SH       SOLE                 1,300,000      0    0
STILLWATER MNG CO            COM              86074Q102    3,485    410,000 SH       SOLE                   410,000      0    0
SYMS CORP                    COM              871551107      881    100,493 SH       SOLE                   100,493      0    0
TRIQUINT SEMICONDUCTOR INC   COM              89674K103    3,424    682,000 SH       SOLE                   682,000      0    0
VISHAY INTERTECHNOLOGY INC   COM              928298108    3,327    398,000 SH       SOLE                   398,000      0    0
VISTEON CORP                 COM NEW          92839U206   10,696    248,737 SH       SOLE                   248,737      0    0
WELLS FARGO & CO NEW         COM              949746101      470     19,500 SH       SOLE                    19,500      0    0
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